CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive (Loss)/Income	Non-controlling Interests	Total
Balance at Dec. 31, 2019	$ 288,012	$ 66,691	$ 514,904	$ (289,734)	$ (3,849)	$ 24,891	$ 312,903
Balance (in shares) at Dec. 31, 2019		666,906
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(49,694)			(49,694)		1,448	(48,246)
Issuance in relation to public offering	118,341	$ 2,366	115,975				118,341
Issuance in relation to public offering (in shares)		23,669
Issuance costs	(8,033)		(8,033)				(8,033)
Share-based compensation - share options	3,001		3,001			5	3,006
LTIP	5,217		5,217			(4)	5,213
Share-based compensation	8,218		8,218			1	8,219
LTIP-treasury shares acquired and held by Trustee	(12,904)		(12,904)				(12,904)
Dividend declared to a non-controlling shareholder of a subsidiary						(1,231)	(1,231)
Purchase of additional interests in a subsidiary of an equity investee (Note 7)	(139)		(52)	(83)	(4)	(35)	(174)
Transfer between reserves			17	(17)
Foreign currency translation adjustments	(1,681)				(1,681)	(146)	(1,827)
Balance at Jun. 30, 2020	342,120	$ 69,057	618,125	(339,528)	(5,534)	24,928	367,048
Balance (in shares) at Jun. 30, 2020		690,575
Balance at Dec. 31, 2019	288,012	$ 66,691	514,904	(289,734)	(3,849)	24,891	312,903
Balance (in shares) at Dec. 31, 2019		666,906
Balance at Dec. 31, 2020	484,116	$ 72,772	822,458	(415,591)	4,477	34,833	518,949
Balance (in shares) at Dec. 31, 2020		727,722
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(102,397)			(102,397)		3,057	(99,340)
Issuance in relation to public offering	534,667	$ 10,400	524,267				534,667
Issuance in relation to public offering (in shares)		104,000
Issuances in relation to private investment in public equity ("PIPE")	100,000	$ 1,639	98,361				100,000
Issuances in relation to private investment in public equity ("PIPE") (in shares)		16,393
Issuance costs	(26,952)		(26,952)				(26,952)
Issuances in relation to share option exercises	242	$ 40	202				242
Issuances in relation to share option exercises (in shares)		400
Share-based compensation - share options	7,913		7,913			12	7,925
LTIP	13,108		13,108			26	13,134
Share-based compensation	21,021		21,021			38	21,059
LTIP-treasury shares acquired and held by Trustee	(26,758)		(26,758)				(26,758)
Dividend declared to a non-controlling shareholder of a subsidiary						(9,256)	(9,256)
Transfer between reserves			8	(8)
Foreign currency translation adjustments	856				856	228	1,084
Balance at Jun. 30, 2021	$ 984,795	$ 84,851	$ 1,412,607	$ (517,996)	$ 5,333	$ 28,900	$ 1,013,695
Balance (in shares) at Jun. 30, 2021		848,515